Schedule of Trade Receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Receivables [Abstract]
Provision of services		$ 7,625
Total trade receivables		$ 7,625	$ 18,347